Income Tax Benefits (Details) - Schedule of income tax benefits	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate in PRC	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(1.00%)	(4.00%)	(2.00%)
Effect of different tax jurisdiction	(19.00%)	(4.00%)	(6.00%)
Effect of permanence differences		(2.00%)	(1.00%)
Research and development super-deduction	2.00%	4.00%	5.00%
Changes in valuation allowance	(7.00%)	(19.00%)	(21.00%)
Over provision in prior year			2.00%
Total income tax benefits			2.00%